Note 5 - Personnel Expenses Including Share-based Remuneration - Research and Development Expenditure (Details) - USD ($) $ in Thousands	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total research and development expenditure	$ 3,504	$ 17,660	$ 26,418	$ 23,386
Less: Capitalized development expenditure excluded from personnel expenses	318	1,610	4,545	3,503
Net expensed research and development expenditure	$ 3,186	$ 16,050	$ 21,873	$ 19,883